INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($)		12 Months Ended
	Nov. 10, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		$ 471,311
Additions	$ 217,946
Intangible assets at end of period		471,311	$ 471,311
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		1,185,110	883,772	$ 713,799
Additions		0	301,338	169,973
Intangible assets at end of period		1,185,110	1,185,110	883,772
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		(713,799)	(409,820)	(105,840)
Amortization		0	303,979	303,980
Intangible assets at end of period		(713,799)	(713,799)	(409,820)
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		0
Intangible assets at end of period		0	0
Patent [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		40,840	40,840	40,840
Additions		0	0	0
Intangible assets at end of period		40,840	40,840	40,840
Patent [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		(40,840)	(40,840)	(40,840)
Amortization		0	0	0
Intangible assets at end of period		(40,840)	(40,840)	(40,840)
Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		0
Intangible assets at end of period		0	0
Rights [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		672,959	672,959	672,959
Additions		0	0	0
Intangible assets at end of period		672,959	672,959	672,959
Rights [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		(672,959)	(368,980)	(65,000)
Amortization		0	303,979	303,980
Intangible assets at end of period		(672,959)	(672,959)	(368,980)
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		471,311
Intangible assets at end of period		471,311	471,311
Intellectual Property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		471,311	169,973	0
Additions		0	301,338	169,973
Intangible assets at end of period		471,311	471,311	169,973
Intellectual Property [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period		0	0	0
Amortization		0	0	0
Intangible assets at end of period		$ 0	$ 0	$ 0